Business Combinations (Tables)	12 Months Ended
Mar. 31, 2025
Business combinations [Abstract]
Schedule of Business Combinations

Allocation of consideration
$
Cash paid	8,249
Common shares issued	36,092
Total purchase price for remaining 90.43% interest	44,341
Fair value of existing ownership	4,734
Total fair value of consideration	49,075

Final fair value of net identifiable assets
Cash	5,710
Accounts receivable	4,785
Inventory	10,464
Prepaid expenses and other current assets	80
Property, plant and equipment	1,795
Intangible assets:
Licenses	5,500
Brand	7,500
35,834

Accounts payable and accrued liabilities	10,206
Income taxes payable	317
Lease liability	311
10,834

Final purchase price allocation
Net identifiable assets acquired	25,000
Goodwill	24,075
49,075

Net cash outflows
Cash consideration paid	(8,249)
Cash acquired	5,710
(2,539)